NATIONWIDE®

VLI SEPARATE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2006

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–2413–12/06

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

American Century Variable Portfolios, Inc. – Balanced Fund – Class I (ACVPBal) 41,760 shares (cost $287,292)	$314,451

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I (ACVPCapAp) 15,166 shares (cost $135,176)	166,214

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 5,259 shares (cost $35,984)	45,381

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 15,433 shares (cost $123,077)	156,181

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 1,604 shares (cost $14,411)	16,102

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 22,852 shares (cost $171,102)	199,723

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 1,872 shares (cost $20,609)	27,448

Credit Suisse Trust – International Focus Portfolio (CSIntFoc) 4,859 shares (cost $50,210)	66,768

Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 5,639 shares (cost $79,866)	87,965

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 2,782 shares (cost $45,238)	51,712

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 4,338 shares (cost $120,071)	123,409

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 18,155 shares (cost $541,421)	656,312

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp) 1,332 shares (cost $42,904)	56,665

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIGrInc) 1,155 shares (cost $23,599)	28,622

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 5,268 shares (cost $57,486)	59,481

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI) 19,891 shares (cost $467,805)	521,136

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr) 17,375 shares (cost $689,964)	623,239

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI) 9,924 shares (cost $62,750)	63,016

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv) 6,623 shares (cost $125,749)	158,763

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM) 1,364 shares (cost $19,230)	21,427

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon) 26,056 shares (cost $659,278)	819,969

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 840 shares (cost $13,012)	$15,254

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 777 shares (cost $9,738)	10,430

Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin) 3,923 shares (cost $50,787)	51,983

Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth) 576 shares (cost $6,102)	6,118

Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl) 4,311 shares (cost $50,475)	55,315

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 139,692 shares (cost $1,633,603)	1,585,509

Gartmore GVIT – Growth Fund: Class I (GVITGrowth) 282,266 shares (cost $4,548,692)	3,429,533

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 4,432 shares (cost $54,054)	59,877

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 2,622 shares (cost $27,076)	27,456

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 16,881 shares (cost $184,799)	207,302

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 27,827 shares (cost $316,998)	364,540

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 7,576 shares (cost $78,917)	85,983

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 361,869 shares (cost $361,869)	361,869

Gartmore GVIT – Nationwide® Fund – Class I (GVITNWFund) 950,721 shares (cost $12,108,567)	12,663,606

Gartmore GVIT – Nationwide® Leaders Fund – Class I (GVITNWLead) 692 shares (cost $9,287)	9,504

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 30,950 shares (cost $361,039)	385,331

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 11,438 shares (cost $238,329)	285,838

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 1,449 shares (cost $15,755)	15,269

Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares (NBAMTBal) 82,292 shares (cost $942,802)	941,417

Neuberger Berman Advisers Management Trust – Growth Portfolio® – Class I (NBAMTGro) 10,656 shares (cost $120,907)	167,626

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 2,462 shares (cost $38,674)	48,533

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 660 shares (cost $8,427)	8,422

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I (NBAMTPart) 6,218 shares (cost $108,747)	131,573

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Initial Class (OppBal) 2,661 shares (cost $42,821)	$47,079

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 5,163 shares (cost $184,518)	213,897

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares (OppBdFd) 2,215 shares (cost $25,147)	24,719

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 6,962 shares (cost $183,351)	256,147

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd) 1,261 shares (cost $15,237)	14,854

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 6,454 shares (cost $100,330)	161,213

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 2,086 shares (cost $64,293)	68,245

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 2,731 shares (cost $22,886)	24,359

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 6,782 shares (cost $141,700)	199,117

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery Fund (WFAVTDisc) 4,405 shares (cost $60,238)	72,424

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity Fund (WFAVTOpp) 6,449 shares (cost $127,042)	154,912

Total Investments	26,419,238
Accounts Receivable	1,893

Total Assets	26,421,131
Accounts Payable	–

Contract Owners Equity (note 7)	$26,421,131

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInt	ACVPUltra	ACVPVal	CSTGlSmCp
Reinvested dividends	$308,635	6,280	–	908	1,482	–	1,883	–
Mortality and expense risk charges (note 3)	(160,585)	(2,141)	(935)	(315)	(684)	(77)	(934)	(146)

Net investment income (loss)	148,050	4,139	(935)	593	798	(77)	949	(146)

Proceeds from mutual fund shares sold	3,452,388	58,728	9,333	13,053	16,316	214	3,573	9,119
Cost of mutual fund shares sold	(4,148,774)	(59,909)	(8,121)	(13,293)	(19,683)	(189)	(3,201)	(11,019)

Realized gain (loss) on investments	(696,386)	(1,181)	1,212	(240)	(3,367)	25	372	(1,900)
Change in unrealized gain (loss) on investments	2,943,128	4,014	19,010	6,347	28,466	(477)	14,977	4,984

Net gain (loss) on investments	2,246,742	2,833	20,222	6,107	25,099	(452)	15,349	3,084

Reinvested capital gains	290,989	21,050	–	–	–	–	11,880	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,685,781	28,022	19,287	6,700	25,897	(529)	28,178	2,938

Investment activity:	CSIntFoc	CSTSmCapGr	DryIPSmCap	DrySRGro	DryStkIx	DryVIApp	DryVIGrInc	FedQualBd
Reinvested dividends	$673	–	200	145	9,726	846	203	491
Mortality and expense risk charges (note 3)	(366)	(627)	(276)	(848)	(3,492)	(413)	(199)	(221)

Net investment income (loss)	307	(627)	(76)	(703)	6,234	433	4	270

Proceeds from mutual fund shares sold	18,242	22,517	11,061	38,482	46,068	9,897	7,798	2,716
Cost of mutual fund shares sold	(17,070)	(21,878)	(9,846)	(57,323)	(52,065)	(8,529)	(7,096)	(2,914)

Realized gain (loss) on investments	1,172	639	1,215	(18,841)	(5,997)	1,368	702	(198)
Change in unrealized gain (loss) on investments	8,176	2,270	4,282	28,930	81,024	6,562	2,733	2,239

Net gain (loss) on investments	9,348	2,909	5,497	10,089	75,027	7,930	3,435	2,041

Reinvested capital gains	–	–	1,135	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$9,655	2,282	6,556	9,386	81,261	8,363	3,439	2,311

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPEI	FidVIPGr	FidVIPHI	FidVIPOv	FidVIPAM	FidVIPCon	FidVIPGrOp	FidVIPVaIS
Reinvested dividends	$15,255	2,510	4,731	577	617	9,840	89	49
Mortality and expense risk charges (note 3)	(2,557)	(3,947)	(405)	(677)	(121)	(4,562)	(91)	(78)

Net investment income (loss)	12,698	(1,437)	4,326	(100)	496	5,278	(2)	(29)

Proceeds from mutual fund shares sold	46,738	112,833	16,397	13,747	3,590	93,640	1,901	5,494
Cost of mutual fund shares sold	(48,887)	(174,385)	(25,350)	(9,525)	(3,172)	(74,868)	(1,527)	(5,748)

Realized gain (loss) on investments	(2,149)	(61,552)	(8,953)	4,222	418	18,772	374	(254)
Change in unrealized gain (loss) on investments	12,793	99,901	11,217	15,204	507	(9,033)	202	197

Net gain (loss) on investments	10,644	38,349	2,264	19,426	925	9,739	576	(57)

Reinvested capital gains	55,883	–	–	401	–	64,564	–	1,624

Net increase (decrease) in contract owners’ equity resulting from operations	$79,225	36,912	6,590	19,727	1,421	79,581	574	1,538

Investment activity:	GVITGlFin	GVITGlHlth	GVITGlUtl	GVITGvtBd	GVITGrowth	GVITIDAgg2	GVITIDCon2	GVITIDMod2
Reinvested dividends	$745	–	1,078	64,930	1,770	964	818	4,616
Mortality and expense risk charges (note 3)	(231)	(47)	(202)	(9,727)	(22,185)	(309)	(169)	(1,226)

Net investment income (loss)	514	(47)	876	55,203	(20,415)	655	649	3,390

Proceeds from mutual fund shares sold	2,335	1,780	8,041	97,631	405,470	9,156	1,278	10,202
Cost of mutual fund shares sold	(1,985)	(1,868)	(7,144)	(94,804)	(636,856)	(7,113)	(1,269)	(8,317)

Realized gain (loss) on investments	350	(88)	897	2,827	(231,386)	2,043	9	1,885
Change in unrealized gain (loss) on investments	472	52	8,115	(28,396)	438,749	2,931	524	12,602

Net gain (loss) on investments	822	(36)	9,012	(25,569)	207,363	4,974	533	14,487

Reinvested capital gains	5,770	–	2,970	12,211	–	549	259	1,711

Net increase (decrease) in contract owners’ equity resulting from operations	$7,106	(83)	12,858	41,845	186,948	6,178	1,441	19,588

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIDModAg2	GVITIDModCon2	GVITMyMkt	GVITNWFund	GVITNWLead	GVITSmCapVal	GVITSmComp	GVITUSGro
Reinvested dividends	$7,153	2,724	15,877	129,438	63	1,637	310	39
Mortality and expense risk charges (note 3)	(1,967)	(655)	(2,215)	(77,901)	(43)	(2,142)	(1,755)	(72)

Net investment income (loss)	5,186	2,069	13,662	51,537	20	(505)	(1,445)	(33)

Proceeds from mutual fund shares sold	9,983	120,280	45,334	1,694,966	2,579	33,695	39,101	824
Cost of mutual fund shares sold	(7,992)	(100,216)	(45,334)	(2,159,582)	(2,545)	(28,054)	(35,621)	(849)

Realized gain (loss) on investments	1,991	20,064	–	(464,616)	34	5,641	3,480	(25)
Change in unrealized gain (loss) on investments	30,573	(15,002)	–	1,897,193	556	20,122	21,604	(284)

Net gain (loss) on investments	32,564	5,062	–	1,432,577	590	25,763	25,084	(309)

Reinvested capital gains	3,861	1,591	–	–	669	28,997	5,449	228

Net increase (decrease) in contract owners’ equity resulting from operations	$41,611	8,722	13,662	1,484,114	1,279	54,255	29,088	(114)

Investment activity:	NBAMTBal	NBAMTGro	NBAMTGuard	NBAMTLMat	NBAMTPart	OppBal	OppCapAp	OppBdFd
Reinvested dividends	$7,497	–	322	264	896	826	830	1,253
Mortality and expense risk charges (note 3)	(6,225)	(1,087)	(284)	(62)	(751)	(225)	(1,406)	(158)

Net investment income (loss)	1,272	(1,087)	38	202	145	601	(576)	1,095

Proceeds from mutual fund shares sold	92,394	21,447	12,222	1,117	24,013	2,427	33,483	2,365
Cost of mutual fund shares sold	(147,382)	(20,307)	(10,417)	(1,153)	(16,568)	(1,926)	(36,361)	(2,480)

Realized gain (loss) on investments	(54,988)	1,140	1,805	(36)	7,445	501	(2,878)	(115)
Change in unrealized gain (loss) on investments	142,317	19,460	3,803	122	(7,603)	1,460	18,087	131

Net gain (loss) on investments	87,329	20,600	5,608	86	(158)	1,961	15,209	16

Reinvested capital gains	–	–	–	–	13,798	1,815	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$88,601	19,513	5,646	288	13,785	4,377	14,633	1,111

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppGlSec	VEWrldBd	VEWrldEMkt	VEWrldHAs	VKEmMkt	VKUSRealEst	WFAVTDisc	WFAVTOpp
Reinvested dividends	$2,382	1,091	695	46	2,235	1,631	–	–
Mortality and expense risk charges (note 3)	(1,459)	(78)	(884)	(436)	(168)	(1,014)	(406)	(984)

Net investment income (loss)	923	1,013	(189)	(390)	2,067	617	(406)	(984)

Proceeds from mutual fund shares sold	30,480	310	31,797	56,928	6,614	45,777	11,785	35,117
Cost of mutual fund shares sold	(20,387)	(341)	(12,210)	(39,207)	(5,430)	(21,935)	(8,134)	(29,389)

Realized gain (loss) on investments	10,093	(31)	19,587	17,721	1,184	23,842	3,651	5,728
Change in unrealized gain (loss) on investments	13,607	(177)	12,356	(10,233)	(1,285)	16,163	5,560	(4,976)

Net gain (loss) on investments	23,700	(208)	31,943	7,488	(101)	40,005	9,211	752

Reinvested capital gains	12,441	–	10,941	3,939	485	9,791	–	16,977

Net increase (decrease) in contract owners’ equity resulting from operations	$37,064	805	42,695	11,037	2,451	50,413	8,805	16,745

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		ACVPBal		ACVPCapAp		ACVPIncGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$148,050	101,978	4,139	3,816	(935)	(618)	593	616
Realized gain (loss) on investments	(696,386)	(330,976)	(1,181)	(708)	1,212	(18,438)	(240)	(821)
Change in unrealized gain (loss) on investments	2,943,128	1,629,001	4,014	10,450	19,010	35,372	6,347	1,817
Reinvested capital gains	290,989	140,146	21,050	126	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,685,781	1,540,149	28,022	13,684	19,287	16,316	6,700	1,612

Equity transactions:
Purchase payments received from contract owners (note 6)	2,690,474	2,323,830	35,322	39,118	21,292	8,118	4,255	3,862
Transfers between funds	–	–	(959)	(3,242)	40,922	3,176	(8,657)	–
Surrenders (note 6)	(1,610,975)	(1,525,032)	(109,771)	(13,766)	(3,820)	(13,314)	–	(4,070)
Death benefits (note 4)	(125,453)	(98,818)	(14,932)	–	–	–	–	–
Net policy repayments (loans) (note 5)	394,988	(52,736)	85,811	(4,116)	1,428	(934)	1,518	(930)
Deductions for surrender charges (note 2d)	–	(68)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,966,242)	(2,035,944)	(36,149)	(36,608)	(9,047)	(5,008)	(5,462)	(4,922)
Adjustments to maintain reserves	(175)	6,536	73	(43)	30	6	(25)	17

Net equity transactions	(617,383)	(1,382,232)	(40,605)	(18,657)	50,805	(7,956)	(8,371)	(6,043)

Net change in contract owners’ equity	2,068,398	157,917	(12,583)	(4,973)	70,092	8,360	(1,671)	(4,431)
Contract owners’ equity beginning of period	24,352,733	24,194,816	327,113	332,086	96,186	87,826	47,075	51,506

Contract owners’ equity end of period	$26,421,131	24,352,733	314,530	327,113	166,278	96,186	45,404	47,075

CHANGES IN UNITS:
Beginning units	1,463,008	1,512,658	19,864	20,384	5,158	6,040	3,842	4,370

Units purchased	246,041	238,596	2,629	4,002	4,531	602	547	366
Units redeemed	(232,287)	(288,246)	(5,333)	(4,522)	(611)	(1,484)	(1,201)	(894)

Ending units	1,476,762	1,463,008	17,160	19,864	9,078	5,158	3,188	3,842

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInt		ACVPUltra		ACVPVal		CSTGlSmCp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$798	424	(77)	(78)	949	814	(146)	(124)
Realized gain (loss) on investments	(3,367)	(3,968)	25	416	372	11,179	(1,900)	(358)
Change in unrealized gain (loss) on investments	28,466	13,326	(477)	(224)	14,977	(26,942)	4,984	3,496
Reinvested capital gains	–	–	–	–	11,880	21,330	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	25,897	9,782	(529)	114	28,178	6,381	2,938	3,014

Equity transactions:
Purchase payments received from contract owners (note 6)	15,542	7,564	1,474	1,338	12,935	13,402	2,952	2,368
Transfers between funds	42,212	(546)	743	(3,226)	39,507	(2,814)	(201)	–
Surrenders (note 6)	(10,400)	(5,490)	–	–	(519)	(82,424)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	1,880	1,200	(22)	–	330	(1,268)	164	(10)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,026)	(6,244)	(1,122)	(1,110)	(9,581)	(11,010)	(1,067)	(1,106)
Adjustments to maintain reserves	13	(15)	(8)	4	4	30	24	31

Net equity transactions	42,221	(3,531)	1,065	(2,994)	42,676	(84,084)	1,872	1,283

Net change in contract owners’ equity	68,118	6,251	536	(2,880)	70,854	(77,703)	4,810	4,297
Contract owners’ equity beginning of period	88,093	81,842	15,577	18,457	128,920	206,623	22,695	18,398

Contract owners’ equity end of period	$156,211	88,093	16,113	15,577	199,774	128,920	27,505	22,695

CHANGES IN UNITS:
Beginning units	5,872	6,050	1,414	1,702	8,746	14,952	1,620	1,516

Units purchased	4,568	991	228	127	3,123	1,590	623	192
Units redeemed	(1,272)	(1,169)	(122)	(415)	(651)	(7,796)	(483)	(88)

Ending units	9,168	5,872	1,520	1,414	11,218	8,746	1,760	1,620

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	CSIntFoc		CSTSmCapGr		DryIPSmCap		DrySRGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$307	140	(627)	(570)	(76)	(164)	(703)	(890)
Realized gain (loss) on investments	1,172	(1,536)	639	(487)	1,215	825	(18,841)	(7,415)
Change in unrealized gain (loss) on investments	8,176	8,262	2,270	(1,835)	4,282	1,497	28,930	11,848
Reinvested capital gains	–	–	–	–	1,135	20	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,655	6,866	2,282	(2,892)	6,556	2,178	9,386	3,543

Equity transactions:
Purchase payments received from contract owners (note 6)	4,794	5,320	6,378	7,616	2,062	2,004	5,935	20,988
Transfers between funds	7,526	1,972	8,247	–	1,415	45,042	(3,124)	(5,120)
Surrenders (note 6)	–	–	(8,901)	(5,228)	(1,515)	–	(15,510)	(4,036)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(50)	(188)	3,675	4,168	(2,398)	(1,324)	1,364	2,124
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,846)	(3,086)	(5,985)	(6,014)	(5,259)	(2,718)	(9,783)	(11,320)
Adjustments to maintain reserves	(35)	11	(6)	26	15	19	(41)	12

Net equity transactions	7,389	4,029	3,408	568	(5,680)	43,023	(21,159)	2,648

Net change in contract owners’ equity	17,044	10,895	5,690	(2,324)	876	45,201	(11,773)	6,191
Contract owners’ equity beginning of period	49,728	38,833	82,311	84,635	50,879	5,678	135,198	129,007

Contract owners’ equity end of period	$66,772	49,728	88,001	82,311	51,755	50,879	123,425	135,198

CHANGES IN UNITS:
Beginning units	3,632	3,316	5,492	5,364	3,752	450	8,906	7,890

Units purchased	1,048	661	847	821	248	3,622	1,935	2,493
Units redeemed	(530)	(345)	(695)	(693)	(646)	(320)	(3,157)	(1,477)

Ending units	4,150	3,632	5,644	5,492	3,354	3,752	7,684	8,906

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryStkIx		DryVIApp		DryVIGrInc		FedQualBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$6,234	4,964	433	(532)	4	170	270	286
Realized gain (loss) on investments	(5,997)	(10,605)	1,368	(1,797)	702	(1,511)	(198)	(4)
Change in unrealized gain (loss) on investments	81,024	25,970	6,562	5,268	2,733	1,824	2,239	(268)
Reinvested capital gains	–	–	–	–	–	–	–	58

Net increase (decrease) in contract owners’ equity resulting from operations	81,261	20,329	8,363	2,939	3,439	483	2,311	72

Equity transactions:
Purchase payments received from contract owners (note 6)	54,784	39,978	4,126	8,812	2,531	3,968	14,267	2,202
Transfers between funds	62,497	(10,770)	2,388	(11,882)	–	–	34,644	200
Surrenders (note 6)	(24,792)	(39,678)	(5,544)	(38,454)	–	(8,598)	(221)	–
Death benefits (note 4)	–	(6,696)	–	–	693	(6,144)	–	–
Net policy repayments (loans) (note 5)	(1,148)	2,348	(524)	(12)	603	(232)	–	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,933)	(27,878)	(4,570)	(7,630)	(2,462)	(3,256)	(2,245)	(402)
Adjustments to maintain reserves	(9)	(2)	3	(7)	6	17	(23)	13

Net equity transactions	61,399	(42,698)	(4,121)	(49,173)	1,371	(14,245)	46,422	2,013

Net change in contract owners’ equity	142,660	(22,369)	4,242	(46,234)	4,810	(13,762)	48,733	2,085
Contract owners’ equity beginning of period	513,700	536,069	52,438	98,672	23,839	37,601	10,752	8,667

Contract owners’ equity end of period	$656,360	513,700	56,680	52,438	28,649	23,839	59,485	10,752

CHANGES IN UNITS:
Beginning units	33,102	34,278	3,956	8,524	1,808	3,086	926	752

Units purchased	8,743	3,163	879	732	294	359	4,216	208
Units redeemed	(2,707)	(4,339)	(1,017)	(5,300)	(192)	(1,637)	(214)	(34)

Ending units	39,138	33,102	3,818	3,956	1,910	1,808	4,928	926

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEI		FidVIPGr		FidVIPHI		FidVIPOv
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$12,698	4,182	(1,437)	(932)	4,326	9,582	(100)	16
Realized gain (loss) on investments	(2,149)	(2,038)	(61,552)	(58,408)	(8,953)	(6,727)	4,222	(204)
Change in unrealized gain (loss) on investments	12,793	4,349	99,901	90,118	11,217	(1,440)	15,204	9,530
Reinvested capital gains	55,883	14,578	–	–	–	–	401	262

Net increase (decrease) in contract owners’ equity resulting from operations	79,225	21,071	36,912	30,778	6,590	1,415	19,727	9,604

Equity transactions:
Purchase payments received from contract owners (note 6)	27,264	24,844	46,147	75,272	4,646	3,254	19,629	3,896
Transfers between funds	57,594	15,692	(33,421)	(7,404)	(7,085)	968	62,278	3,250
Surrenders (note 6)	(14,974)	(23,102)	(39,343)	(84,822)	(1,007)	(6,368)	–	–
Death benefits (note 4)	–	–	(3,277)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(8,310)	(8,100)	24,497	30,880	(71)	(400)	15	(114)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,837)	(30,400)	(58,606)	(64,974)	(4,587)	(4,724)	(7,049)	(3,646)
Adjustments to maintain reserves	(31)	34	(43)	22	8	38	41	18

Net equity transactions	27,706	(21,032)	(64,046)	(51,026)	(8,096)	(7,232)	74,914	3,404

Net change in contract owners’ equity	106,931	39	(27,134)	(20,248)	(1,506)	(5,817)	94,641	13,008
Contract owners’ equity beginning of period	414,279	414,240	650,402	670,650	64,598	70,415	64,202	51,194

Contract owners’ equity end of period	$521,210	414,279	623,268	650,402	63,092	64,598	158,843	64,202

CHANGES IN UNITS:
Beginning units	25,240	26,424	39,820	40,810	3,774	4,262	3,706	3,530

Units purchased	5,900	1,844	7,132	6,446	247	206	4,756	430
Units redeemed	(3,356)	(3,028)	(7,856)	(7,436)	(767)	(694)	(388)	(254)

Ending units	27,784	25,240	39,096	39,820	3,254	3,774	8,074	3,706

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPAM		FidVIPCon		FidVIPGrOp		FidVIPVaIS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$496	762	5,278	(2,138)	(2)	114	(29)	(72)
Realized gain (loss) on investments	418	113	18,772	5,942	374	3,288	(254)	(9)
Change in unrealized gain (loss) on investments	507	135	(9,033)	93,535	202	(2,055)	197	(125)
Reinvested capital gains	–	12	64,564	114	–	–	1,624	330

Net increase (decrease) in contract owners’ equity resulting from operations	1,421	1,022	79,581	97,453	574	1,347	1,538	124

Equity transactions:
Purchase payments received from contract owners (note 6)	250	226	52,815	35,002	1,741	2,600	920	828
Transfers between funds	(219)	(10,480)	65,423	56,116	1,349	(16,992)	677	818
Surrenders (note 6)	–	(2,298)	(35,689)	(82,412)	–	–	(1,193)	(1,394)
Death benefits (note 4)	–	–	686	(17,580)	–	–	–	–
Net policy repayments (loans) (note 5)	184	8	4,570	5,780	626	–	(43)	(26)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,424)	(3,590)	(42,231)	(35,594)	(1,346)	(1,768)	(675)	(606)
Adjustments to maintain reserves	(14)	(2)	(22)	58	(17)	17	(1)	18

Net equity transactions	(3,223)	(16,136)	45,552	(38,630)	2,353	(16,143)	(315)	(362)

Net change in contract owners’ equity	(1,802)	(15,114)	125,133	58,823	2,927	(14,796)	1,223	(238)
Contract owners’ equity beginning of period	23,265	38,379	694,877	636,054	12,348	27,144	9,228	9,466

Contract owners’ equity end of period	$21,463	23,265	820,010	694,877	15,275	12,348	10,451	9,228

CHANGES IN UNITS:
Beginning units	1,778	3,048	37,272	38,808	1,076	2,496	686	716

Units purchased	17	9	8,253	6,615	390	252	133	151
Units redeemed	(283)	(1,279)	(3,723)	(8,151)	(200)	(1,672)	(145)	(181)

Ending units	1,512	1,778	41,802	37,272	1,266	1,076	674	686

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlFin		GVITGlHlth		GVITGlUtl		GVITGvtBd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$514	188	(47)	(34)	876	406	55,203	50,400
Realized gain (loss) on investments	350	219	(88)	5	897	420	2,827	7,476
Change in unrealized gain (loss) on investments	472	17	52	(171)	8,115	(4,380)	(28,396)	(18,011)
Reinvested capital gains	5,770	2,530	–	502	2,970	3,988	12,211	3,018

Net increase (decrease) in contract owners’ equity resulting from operations	7,106	2,954	(83)	302	12,858	434	41,845	42,883

Equity transactions:
Purchase payments received from contract owners (note 6)	4,637	2,874	1,355	1,336	2,160	2,228	122,233	137,016
Transfers between funds	12,734	20,888	2,827	(406)	9,605	22,772	(13,670)	(43,932)
Surrenders (note 6)	–	–	–	–	–	–	(28,298)	(79,470)
Death benefits (note 4)	–	–	–	–	–	–	(6,728)	(2,634)
Net policy repayments (loans) (note 5)	(750)	(984)	(1,665)	112	–	–	(2,222)	1,312
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	(12)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,207)	(1,650)	(966)	(862)	(2,204)	(2,976)	(124,824)	(153,468)
Adjustments to maintain reserves	(1)	13	25	(9)	29	(22)	9	(369)

Net equity transactions	13,413	21,141	1,576	171	9,590	22,002	(53,500)	(141,557)

Net change in contract owners’ equity	20,519	24,095	1,493	473	22,448	22,436	(11,655)	(98,674)
Contract owners’ equity beginning of period	31,487	7,392	4,662	4,189	32,907	10,471	1,597,226	1,695,900

Contract owners’ equity end of period	$52,006	31,487	6,155	4,662	55,355	32,907	1,585,571	1,597,226

CHANGES IN UNITS:
Beginning units	1,984	512	360	348	2,238	758	108,282	114,358

Units purchased	1,006	1,676	342	134	645	1,689	7,209	14,006
Units redeemed	(252)	(204)	(246)	(122)	(131)	(209)	(10,583)	(20,082)

Ending units	2,738	1,984	456	360	2,752	2,238	104,908	108,282

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGrowth		GVITIDAgg2		GVITIDCon2		GVITIDMod2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(20,415)	(19,868)	655	372	649	520	3,390	2,690
Realized gain (loss) on investments	(231,386)	(125,477)	2,043	240	9	14	1,885	1,411
Change in unrealized gain (loss) on investments	438,749	328,877	2,931	1,071	524	(376)	12,602	749
Reinvested capital gains	–	–	549	632	259	570	1,711	2,852

Net increase (decrease) in contract owners’ equity resulting from operations	186,948	183,532	6,178	2,315	1,441	728	19,588	7,702

Equity transactions:
Purchase payments received from contract owners (note 6)	518,053	448,660	5,802	5,260	790	594	12,237	14,812
Transfers between funds	(79,879)	(113,956)	13,610	17,326	–	10,662	9,671	8,852
Surrenders (note 6)	(374,718)	(257,820)	(117)	–	–	–	–	–
Death benefits (note 4)	(21,207)	(24,268)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	213,713	32,880	–	–	–	–	(20)	(32)
Deductions for surrender charges (note 2d)	–	(14)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(327,970)	(339,280)	(3,298)	(2,200)	(1,111)	(1,000)	(12,560)	(9,134)
Adjustments to maintain reserves	(8)	(669)	(13)	22	10	(18)	14	4

Net equity transactions	(72,016)	(254,467)	15,984	20,408	(311)	10,238	9,342	14,502

Net change in contract owners’ equity	114,932	(70,935)	22,162	22,723	1,130	10,966	28,930	22,204
Contract owners’ equity beginning of period	3,314,654	3,385,589	37,728	15,005	26,349	15,383	178,413	156,209

Contract owners’ equity end of period	$3,429,586	3,314,654	59,890	37,728	27,479	26,349	207,343	178,413

CHANGES IN UNITS:
Beginning units	228,314	243,190	2,876	1,224	2,304	1,376	14,454	13,262

Units purchased	41,575	41,054	1,298	1,828	69	1,020	1,729	3,571
Units redeemed	(42,453)	(55,930)	(246)	(176)	(95)	(92)	(993)	(2,379)

Ending units	227,436	228,314	3,928	2,876	2,278	2,304	15,190	14,454

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDModAg2		GVITIDModCon2		GVITMyMkt		GVITNWFund
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,186	3,658	2,069	3,708	13,662	6,480	51,537	28,974
Realized gain (loss) on investments	1,991	9,973	20,064	1,765	–	–	(464,616)	(127,899)
Change in unrealized gain (loss) on investments	30,573	(2,708)	(15,002)	(1,749)	–	–	1,897,193	862,587
Reinvested capital gains	3,861	5,308	1,591	3,242	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	41,611	16,231	8,722	6,966	13,662	6,480	1,484,114	763,662

Equity transactions:
Purchase payments received from contract owners (note 6)	29,180	37,192	4,743	5,550	20,880	12,642	1,401,526	1,082,332
Transfers between funds	34,290	36,066	12,894	(4,642)	12,624	(35,612)	(407,461)	(177,036)
Surrenders (note 6)	–	(1,050)	(115,386)	–	(1,402)	(89,002)	(696,154)	(456,404)
Death benefits (note 4)	–	–	–	–	–	–	(59,892)	(21,778)
Net policy repayments (loans) (note 5)	(274)	42,648	–	–	3,799	3,708	66,916	(121,054)
Deductions for surrender charges (note 2d)	–	–	–	–	–	(2)	–	122
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,628)	(17,616)	(6,759)	(8,864)	(25,027)	(20,812)	(930,448)	(991,012)
Adjustments to maintain reserves	1	9	3	13	123	29,116	(423)	(17,151)

Net equity transactions	41,569	97,249	(104,505)	(7,943)	10,997	(99,962)	(625,936)	(701,981)

Net change in contract owners’ equity	83,180	113,480	(95,783)	(977)	24,659	(93,482)	858,178	61,681
Contract owners’ equity beginning of period	281,385	167,905	181,802	182,779	337,364	430,846	11,805,065	11,743,384

Contract owners’ equity end of period	$364,565	281,385	86,019	181,802	362,023	337,364	12,663,243	11,805,065

CHANGES IN UNITS:
Beginning units	21,848	13,880	15,128	15,808	28,708	39,688	642,408	661,344

Units purchased	4,732	9,900	1,478	478	3,601	3,818	98,838	79,865
Units redeemed	(1,716)	(1,932)	(9,950)	(1,158)	(2,597)	(14,798)	(101,292)	(98,801)

Ending units	24,864	21,848	6,656	15,128	29,712	28,708	639,954	642,408

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITNWLead		GVITSmCapVal		GVITSmComp		GVITUSGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$20	42	(505)	(1,600)	(1,445)	(1,704)	(33)	(44)
Realized gain (loss) on investments	34	148	5,641	10,211	3,480	2,856	(25)	65
Change in unrealized gain (loss) on investments	556	(658)	20,122	(39,820)	21,604	(4,587)	(284)	(582)
Reinvested capital gains	669	1,246	28,997	37,252	5,449	31,386	228	1,976

Net increase (decrease) in contract owners’ equity resulting from operations	1,279	778	54,255	6,043	29,088	27,951	(114)	1,415

Equity transactions:
Purchase payments received from contract owners (note 6)	297	516	17,529	16,190	21,796	19,436	725	2,272
Transfers between funds	(696)	200	2,937	58,372	5,813	6,774	3,289	(460)
Surrenders (note 6)	–	(660)	(1,800)	(31,064)	(20,834)	(24,060)	–	(532)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	2,126	(2,994)	608	1,155	(13,772)	–	5,584
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(230)	(296)	(20,774)	(19,912)	(16,134)	(15,472)	(830)	(768)
Adjustments to maintain reserves	20	13	(3)	21	(39)	25	13	9

Net equity transactions	(609)	1,899	(5,105)	24,215	(8,243)	(27,069)	3,197	6,105

Net change in contract owners’ equity	670	2,677	49,150	30,258	20,845	882	3,083	7,520
Contract owners’ equity beginning of period	8,864	6,187	336,222	305,964	265,020	264,138	12,224	4,704

Contract owners’ equity end of period	$9,534	8,864	385,372	336,222	285,865	265,020	15,307	12,224

CHANGES IN UNITS:
Beginning units	658	502	22,486	20,360	13,028	12,826	810	346

Units purchased	312	491	1,864	6,295	2,371	4,160	265	604
Units redeemed	(356)	(335)	(1,988)	(4,169)	(1,681)	(3,958)	(55)	(140)

Ending units	614	658	22,362	22,486	13,718	13,028	1,020	810

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTBal		NBAMTGro		NBAMTGuard		NBAMTLMat
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,272	2,642	(1,087)	(960)	38	(172)	202	202
Realized gain (loss) on investments	(54,988)	(35,655)	1,140	(1,685)	1,805	(50)	(36)	(557)
Change in unrealized gain (loss) on investments	142,317	104,735	19,460	19,902	3,803	2,651	122	420
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	88,601	71,722	19,513	17,257	5,646	2,429	288	65

Equity transactions:
Purchase payments received from contract owners (note 6)	83,606	92,998	20,023	23,468	2,278	2,444	702	2,054
Transfers between funds	(19,526)	(1,258)	(10,394)	(1,132)	(5,770)	16,362	1,379	2,966
Surrenders (note 6)	(41,957)	(21,830)	(1,563)	(8,166)	(113)	(946)	–	(7,208)
Death benefits (note 4)	(18,596)	(19,718)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	10,728	(8,252)	(1,433)	934	(2,441)	950	(56)	(80)
Deductions for surrender charges (note 2d)	–	(16)	–	(146)	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,077)	(76,574)	(14,224)	(13,904)	(2,734)	(3,332)	(1,129)	(1,070)
Adjustments to maintain reserves	28	(414)	50	(1)	(1)	(11)	(5)	24

Net equity transactions	(62,794)	(35,064)	(7,541)	1,053	(8,781)	15,467	891	(3,314)

Net change in contract owners’ equity	25,807	36,658	11,972	18,310	(3,135)	17,896	1,179	(3,249)
Contract owners’ equity beginning of period	915,665	879,007	155,725	137,415	51,676	33,780	7,265	10,514

Contract owners’ equity end of period	$941,472	915,665	167,697	155,725	48,541	51,676	8,444	7,265

CHANGES IN UNITS:
Beginning units	56,138	56,560	8,442	8,232	4,256	2,984	472	658

Units purchased	4,764	8,628	2,150	2,062	204	1,983	202	386
Units redeemed	(8,572)	(9,050)	(1,782)	(1,852)	(908)	(711)	(180)	(572)

Ending units	52,330	56,138	8,810	8,442	3,552	4,256	494	472

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTPart		OppBal		OppCapAp		OppBdFd
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$145	502	601	580	(576)	696	1,095	1,556
Realized gain (loss) on investments	7,445	2,836	501	4,143	(2,878)	(23,429)	(115)	492
Change in unrealized gain (loss) on investments	(7,603)	16,001	1,460	(4,781)	18,087	32,561	131	(1,430)
Reinvested capital gains	13,798	28	1,815	1,754	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	13,785	19,367	4,377	1,696	14,633	9,828	1,111	618

Equity transactions:
Purchase payments received from contract owners (note 6)	6,323	5,838	2,151	1,466	16,567	19,422	2,584	4,096
Transfers between funds	2,580	24,482	2,546	2,580	886	(25,130)	755	1,428
Surrenders (note 6)	(9,417)	(1,172)	(841)	(14,780)	(15,669)	(17,498)	(1,112)	(13,058)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(3,082)	(22,866)	1,631	430	(6,266)	(8,358)	26	(40)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,089)	(6,392)	(1,697)	(2,114)	(16,600)	(18,172)	(1,993)	(2,586)
Adjustments to maintain reserves	(88)	(4,399)	(4)	9	(19)	(1)	37	(1)

Net equity transactions	(10,773)	(4,509)	3,786	(12,409)	(21,101)	(49,737)	297	(10,161)

Net change in contract owners’ equity	3,012	14,858	8,163	(10,713)	(6,468)	(39,909)	1,408	(9,543)
Contract owners’ equity beginning of period	128,513	113,655	38,943	49,656	220,390	260,299	23,380	32,923

Contract owners’ equity end of period	$131,525	128,513	47,106	38,943	213,922	220,390	24,788	23,380

CHANGES IN UNITS:
Beginning units	7,422	7,498	2,816	3,308	16,530	20,696	1,386	1,978

Units purchased	673	2,164	456	1,107	1,624	1,531	313	330
Units redeemed	(1,319)	(2,240)	(164)	(1,599)	(3,150)	(5,697)	(225)	(922)

Ending units	6,776	7,422	3,108	2,816	15,004	16,530	1,474	1,386

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSec		VEWrldBd		VEWrldEMkt		VEWrldHAs
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$923	606	1,013	1,076	(189)	28	(390)	(108)
Realized gain (loss) on investments	10,093	7,362	(31)	317	19,587	1,464	17,721	729
Change in unrealized gain (loss) on investments	13,607	17,191	(177)	(1,913)	12,356	22,001	(10,233)	10,662
Reinvested capital gains	12,441	–	–	–	10,941	–	3,939	–

Net increase (decrease) in contract owners’ equity resulting from operations	37,064	25,159	805	(520)	42,695	23,493	11,037	11,283

Equity transactions:
Purchase payments received from contract owners (note 6)	5,060	21,328	907	1,608	7,909	5,764	8,141	1,844
Transfers between funds	16,565	35,860	(23)	(804)	22,143	15,050	6,270	26,704
Surrenders (note 6)	(6,410)	(16,968)	–	(1,950)	(2,275)	–	(4,550)	–
Death benefits (note 4)	–	–	–	–	(2,200)	–	–	–
Net policy repayments (loans) (note 5)	1,100	(1,506)	–	(376)	491	(1,684)	4,326	(474)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,998)	(12,080)	(319)	(342)	(11,462)	(6,254)	(6,994)	(1,698)
Adjustments to maintain reserves	(52)	45	–	15	30	(18)	52	25

Net equity transactions	2,265	26,679	565	(1,849)	14,636	12,858	7,245	26,401

Net change in contract owners’ equity	39,329	51,838	1,370	(2,369)	57,331	36,351	18,282	37,684
Contract owners’ equity beginning of period	216,855	165,017	13,517	15,886	103,929	67,578	50,095	12,411

Contract owners’ equity end of period	$256,184	216,855	14,887	13,517	161,260	103,929	68,377	50,095

CHANGES IN UNITS:
Beginning units	10,928	9,004	888	1,022	6,018	5,252	1,870	638

Units purchased	2,207	3,861	58	214	1,376	1,351	544	1,340
Units redeemed	(1,411)	(1,937)	(22)	(348)	(840)	(585)	(520)	(108)

Ending units	11,724	10,928	924	888	6,554	6,018	1,894	1,870

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKEmMkt		VKUSRealEst		WFAVTDisc		WFAVTOpp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,067	1,962	617	718	(406)	(268)	(984)	(1,038)
Realized gain (loss) on investments	1,184	1,977	23,842	22,777	3,651	2,215	5,728	(2,068)
Change in unrealized gain (loss) on investments	(1,285)	(1,291)	16,163	(4,867)	5,560	(956)	(4,976)	13,948
Reinvested capital gains	485	458	9,791	3,774	–	2,800	16,977	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,451	3,106	50,413	22,402	8,805	3,791	16,745	10,842

Equity transactions:
Purchase payments received from contract owners (note 6)	2,364	4,070	8,571	11,942	4,274	6,022	13,010	17,976
Transfers between funds	(1,681)	3,208	2,055	24,226	4,192	13,608	(14,321)	1,224
Surrenders (note 6)	(3,002)	(7,760)	(2,098)	(43,488)	–	(6,870)	(10,060)	(7,822)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	12	(8)	(546)	(2,528)	338	7,680	(1,597)	1,452
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,827)	(1,956)	(9,377)	(8,854)	(4,154)	(3,490)	(11,306)	(18,190)
Adjustments to maintain reserves	(20)	(5)	25	(12)	26	24	64	(73)

Net equity transactions	(4,154)	(2,451)	(1,370)	(18,714)	4,676	16,974	(24,210)	(5,433)

Net change in contract owners’ equity	(1,703)	655	49,043	3,688	13,481	20,765	(7,465)	5,409
Contract owners’ equity beginning of period	26,074	25,419	150,166	146,478	59,005	38,240	162,460	157,051

Contract owners’ equity end of period	$24,371	26,074	199,209	150,166	72,486	59,005	154,995	162,460

CHANGES IN UNITS:
Beginning units	1,540	1,638	5,480	5,710	3,194	1,670	8,300	7,260

Units purchased	150	468	906	1,880	875	2,061	918	2,759
Units redeemed	(368)	(566)	(706)	(2,110)	(383)	(537)	(1,554)	(1,719)

Ending units	1,322	1,540	5,680	5,480	3,686	3,194	7,664	8,300

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

(b)	The Contracts

Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following funds:

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal)

    American Century Variable Portfolios Inc. – Capital Appreciation Fund – Class I (ACVPCapAp)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

    Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

    Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp)

    Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares (DryVIGrInc)

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class (FidVIPEI)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class (FidVIPGr)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class (FidVIPHI)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class (FidVIPOv)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class (FidVIPAM)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class (FidVIPCon)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio –

        Initial Class (FidVIPGrOp)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares (NBAMTBal)

    Neuberger Berman Advisers Management Trust – Growth Portfolio – Class I (NBAMTGro)

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA –

        Non-Service Shares (OppBal) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Balanced Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA –

        Non-Service Shares (OppBdFd) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Bond Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)

Portfolios of the Van Eck Worldwide Insurance Trust;

    Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class (VEWrldBd)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Discovery FundSM (WFAVTDisc)

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp)

At December 31, 2006, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premium

The Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a sales load of up to 3.5% (reduced to 1.5% on any portion of the annual premium in excess of the break point premium) from each premium payment received.

For the periods ended December 31, 2006 and 2005, total front-end sales charge deductions were $153,853 and $141,797, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

The Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a $5 monthly administrative charge is deducted (not to exceed $7.50). Additionally, if the specified amount is increased, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs. This charge is assessed monthly against each contract by liquidating units.

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The surrender charge is based upon a percentage of the initial specified amount and varies by issue age, sex and rate class. In the first policy year, the charge is 100% of the surrender charge, as defined in the contract, and declines in specified percentages each year. After the end of the ninth policy year, the charge is 0%.

If a policy’s face amount of insurance increases, the amount of the increase will have the same nine-year surrender charge period.

(3)	Asset Charges

The Company deducts a mortality and expense risk charge equal to an annualized rate of 0.80% of the daily net assets of the variable account, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The contract is charged 6% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2006 and 2005, total transfers into the Account from the fixed account were $1,075,604 and $645,772, respectively, and total transfers from the Account to the fixed account were $690,164 and $760,928, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Flexible Premium Policies-Years 10 and Over

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	0.50%	10,274	$13.486987	$138,565	1.93%	9.07%
2005	0.50%	12,544	12.364992	155,106	1.83%	4.41%
2004	0.50%	11,932	11.842390	141,303	1.64%	9.23%
2003	0.50%	8,417	10.841643	91,254	2.73%	18.86%
2002	0.50%	3,656	9.121049	33,347	2.73%	-8.79%	05/17/02

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.50%	5,534	13.872782	76,772	0.00%	16.64%
2005	0.50%	1,612	11.894070	19,173	0.00%	21.46%
2004	0.50%	2,518	9.792883	24,658	0.00%	7.05%
2003	0.50%	2,550	9.148158	23,328	0.00%	19.87%
2002	0.50%	1,379	7.631505	10,524	0.00%	-23.68%	05/17/02

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.50%	992	14.285505	14,171	1.95%	16.50%
2005	0.50%	1,852	12.261726	22,709	1.97%	4.11%
2004	0.50%	2,346	11.777621	27,630	1.41%	12.43%
2003	0.50%	2,121	10.475606	22,219	1.29%	28.71%
2002	0.50%	771	8.139045	6,275	1.07%	-18.61%	05/17/02

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.50%	7,776	15.772352	122,646	1.24%	24.40%
2005	0.50%	3,854	12.678362	48,862	1.16%	12.69%
2004	0.50%	3,774	11.250564	42,460	0.53%	14.35%
2003	0.50%	3,590	9.838638	35,321	0.75%	23.89%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.50%	1,428	10.602423	15,140	0.00%	-3.76%
2005	0.50%	1,402	11.016290	15,445	0.00%	1.66%
2004	0.50%	1,380	10.836686	14,955	0.00%	10.12%
2003	0.50%	1,352	9.840479	13,304	0.00%	24.28%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.50%	8,604	15.241029	131,134	1.20%	18.06%
2005	0.50%	7,042	12.909239	90,907	1.06%	4.51%
2004	0.50%	12,530	12.352012	154,771	0.96%	13.76%
2003	0.50%	8,593	10.857679	93,300	1.06%	28.32%
2002	0.50%	2,747	8.461692	23,244	0.79%	-15.38%	05/17/02

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.50%	1,504	15.537302	23,368	0.00%	12.64%
2005	0.50%	1,034	13.793582	14,263	0.00%	15.57%
2004	0.50%	966	11.935654	11,530	0.00%	17.40%
2003	0.50%	885	10.166558	8,997	0.00%	46.92%

Credit Suisse Trust – International Focus Portfolio
2006	0.50%	3,204	15.910875	50,978	1.08%	18.06%
2005	0.50%	2,528	13.476572	34,069	0.91%	16.85%
2004	0.50%	2,394	11.532756	27,609	1.05%	14.17%
2003	0.50%	1,887	10.101373	19,061	0.51%	32.43%
2002	0.50%	1,145	7.627848	8,734	0.00%	-23.72%	05/17/02

Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.50%	2,682	11.927832	31,990	0.00%	4.25%
2005	0.50%	2,608	11.441908	29,840	0.00%	-3.16%
2004	0.50%	2,340	11.815728	27,649	0.00%	10.32%
2003	0.50%	1,592	10.710738	17,051	0.00%	47.81%
2002	0.50%	380	7.246417	2,754	0.00%	-27.54%	05/17/02

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.50%	2,864	15.464546	44,290	0.39%	13.84%
2005	0.50%	3,202	13.584227	43,497	0.00%	6.70%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.50%	5,034	$11.034490	$55,548	0.12%	8.66%
2005	0.50%	5,588	10.155295	56,748	0.00%	3.10%
2004	0.50%	3,990	9.849929	39,301	0.36%	5.68%
2003	0.50%	2,249	9.320451	20,962	0.11%	25.38%
2002	0.50%	699	7.434055	5,196	0.22%	-25.66%	05/17/02

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.50%	32,746	13.454676	440,587	1.69%	14.92%
2005	0.50%	25,996	11.707523	304,349	1.60%	4.17%
2004	0.50%	25,472	11.238793	286,275	1.81%	10.09%
2003	0.50%	16,336	10.208856	166,772	1.44%	27.72%
2002	0.50%	3,332	7.992928	26,632	1.35%	-20.07%	05/17/02

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.50%	1,272	12.489641	15,887	1.50%	15.90%
2005	0.50%	782	10.776447	8,427	0.02%	3.86%
2004	0.50%	5,132	10.376070	53,250	1.73%	4.52%
2003	0.50%	3,295	9.927159	32,710	1.53%	20.57%
2002	0.50%	164	8.233834	1,350	1.24%	-17.66%	05/17/02

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	0.50%	160	12.252522	1,960	0.79%	13.94%
2005	0.50%	162	10.753229	1,742	1.28%	2.84%
2004	0.50%	1,064	10.456482	11,126	1.31%	6.93%
2003	0.50%	158	9.778643	1,545	0.84%	25.94%
2002	0.50%	156	7.764556	1,211	0.62%	-22.35%	05/17/02

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.50%	4,526	12.087575	54,708	1.19%	3.64%
2005	0.50%	628	11.663479	7,325	3.48%	0.79%
2004	0.50%	470	11.571642	5,439	3.57%	3.10%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	0.50%	24,998	14.613151	365,300	3.47%	19.60%
2005	0.50%	22,190	12.218787	271,135	1.63%	5.34%
2004	0.50%	23,168	11.599515	268,738	1.57%	10.97%
2003	0.50%	21,529	10.452518	225,032	1.83%	29.68%
2002	0.50%	5,392	8.060217	43,461	1.66%	-19.40%	05/17/02

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.50%	33,170	11.278262	374,100	0.40%	6.32%
2005	0.50%	31,974	10.607985	339,180	0.51%	5.27%
2004	0.50%	31,450	10.076692	316,912	0.27%	2.86%
2003	0.50%	24,331	9.796254	238,353	0.28%	32.19%
2002	0.50%	4,992	7.410943	36,995	0.25%	-25.89%	05/17/02

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	0.50%	2,466	16.029328	39,528	7.20%	10.68%
2005	0.50%	2,986	14.482158	43,244	14.71%	2.19%
2004	0.50%	3,456	14.171771	48,978	7.98%	9.05%
2003	0.50%	1,539	12.996099	20,001	6.99%	26.63%
2002	0.50%	997	10.263037	10,232	10.55%	2.63%	05/17/02

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	0.50%	6,386	17.063412	108,967	0.50%	17.49%
2005	0.50%	2,736	14.523009	39,735	0.64%	18.45%
2004	0.50%	2,660	12.260470	32,613	1.38%	13.07%
2003	0.50%	1,312	10.843363	14,226	0.80%	42.65%
2002	0.50%	1,074	7.601165	8,164	0.75%	-23.99%	05/17/02

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.50%	1,380	12.662323	17,474	2.78%	6.78%
2005	0.50%	1,646	11.857962	19,518	2.87%	3.53%
2004	0.50%	2,832	11.453999	32,438	3.01%	4.94%
2003	0.50%	3,189	10.914503	34,806	3.96%	17.39%
2002	0.50%	96	9.297886	893	4.69%	-7.02%	05/17/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	0.50%	34,738	$16.368755	$568,618	1.29%	11.16%
2005	0.50%	28,872	14.725263	425,148	0.29%	16.36%
2004	0.50%	29,162	12.655421	369,057	0.34%	14.90%
2003	0.50%	19,100	11.014223	210,372	0.51%	27.82%
2002	0.50%	7,479	8.616746	64,445	0.85%	-13.83%	05/17/02

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	0.50%	444	12.650057	5,617	0.67%	4.93%
2005	0.50%	320	12.055628	3,858	1.15%	8.35%
2004	0.50%	1,636	11.126627	18,203	0.52%	6.66%
2003	0.50%	1,524	10.432199	15,899	0.54%	29.23%
2002	0.50%	195	8.072893	1,574	1.03%	-19.27%	05/17/02

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.50%	2,048	18.956970	38,824	1.86%	19.72%
2005	0.50%	1,560	15.834079	24,701	1.74%	10.60%
2004	0.50%	200	14.316726	2,863	1.71%	20.39%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.50%	194	13.906574	2,698	0.00%	2.20%

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.50%	2,316	20.185188	46,749	2.71%	36.88%
2005	0.50%	1,894	14.746892	27,931	2.57%	5.86%
2004	0.50%	366	13.930721	5,099	1.72%	29.32%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.50%	79,632	11.995236	955,205	4.12%	2.83%
2005	0.50%	81,896	11.665436	955,353	3.67%	2.75%
2004	0.50%	82,278	11.353249	934,123	5.45%	2.75%
2003	0.50%	46,970	11.049702	519,005	3.10%	1.49%
2002	0.50%	6,450	10.887298	70,223	4.41%	8.87%	05/17/02

Gartmore GVIT – Growth Fund: Class I
2006	0.50%	124,790	11.916515	1,487,062	0.05%	5.64%
2005	0.50%	117,780	11.280312	1,328,595	0.08%	5.97%
2004	0.50%	117,922	10.644736	1,255,249	0.33%	7.62%
2003	0.50%	85,539	9.891285	846,091	0.02%	32.08%
2002	0.50%	33,199	7.488988	248,627	0.00%	-25.11%	05/17/02

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.50%	960	15.417742	14,801	2.35%	16.29%
2005	0.50%	278	13.258370	3,686	2.23%	7.39%
2004	0.50%	250	12.345496	3,086	1.52%	13.46%
2003	0.50%	213	10.881172	2,318	1.99%	31.21%

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.50%	1,230	12.144751	14,938	3.05%	5.64%
2005	0.50%	1,266	11.496816	14,555	2.90%	2.79%
2004	0.50%	1,304	11.184449	14,585	2.54%	4.13%
2003	0.50%	27	10.740821	290	2.40%	7.37%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.50%	7,200	13.756055	99,044	2.44%	10.80%
2005	0.50%	7,320	12.415323	90,880	2.33%	4.82%
2004	0.50%	4,848	11.844428	57,422	2.25%	8.99%
2003	0.50%	4,440	10.867503	48,252	2.26%	19.45%
2002	0.50%	233	9.097737	2,120	0.94%	-9.02%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.50%	13,980	14.757103	206,304	2.26%	13.97%
2005	0.50%	11,920	12.948162	154,342	2.27%	6.54%
2004	0.50%	6,510	12.153407	79,119	1.92%	11.53%
2003	0.50%	4,267	10.896621	46,496	1.38%	26.01%
2002	0.50%	2,848	8.647264	24,627	2.03%	-13.53%	01/25/02

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.50%	4,504	12.985235	58,485	2.37%	7.88%
2005	0.50%	13,114	12.036367	157,845	2.58%	3.97%
2004	0.50%	13,508	11.577210	156,385	2.23%	6.62%
2003	0.50%	12,303	10.857930	133,585	2.14%	13.13%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Money Market Fund – Class I
2006	0.50%	21,234	$10.720320	$227,635	4.42%	4.01%
2005	0.50%	20,380	10.307104	210,059	2.44%	2.16%
2004	0.50%	33,506	10.089561	338,061	0.74%	0.31%
2003	0.50%	71,507	10.058647	719,264	0.62%	0.12%
2002	0.50%	157	10.046341	1,577	1.18%	0.46%	4/30/2002

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.50%	488,438	13.383684	6,537,100	1.08%	13.06%
2005	0.50%	467,606	11.837411	5,535,244	0.91%	6.91%
2004	0.50%	465,558	11.072612	5,154,943	1.28%	9.20%
2003	0.50%	235,762	10.139392	2,390,483	0.56%	26.88%
2002	0.50%	60,454	7.991527	483,120	0.86%	-20.08%	05/17/02

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.50%	566	15.527482	8,789	0.79%	15.47%
2005	0.50%	270	13.447354	3,631	1.37%	9.76%

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.50%	17,810	15.576180	277,412	0.45%	16.71%
2005	0.50%	17,352	13.346035	231,580	0.07%	2.56%
2004	0.50%	14,432	13.012899	187,802	0.00%	16.71%
2003	0.50%	6,152	11.149440	68,591	0.00%	56.07%
2002	0.50%	1,806	7.143752	12,902	0.01%	-28.56%	05/17/02

Gartmore GVIT – Small Company Fund – Class I
2006	0.50%	10,972	16.317677	179,038	0.11%	11.48%
2005	0.50%	9,378	14.637157	137,267	0.00%	11.76%
2004	0.50%	7,576	13.097164	99,224	0.00%	18.43%
2003	0.50%	4,810	11.059113	53,194	0.00%	40.31%
2002	0.50%	1,659	7.881904	13,076	0.00%	-21.18%	05/17/02

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.50%	798	14.972452	11,948	0.29%	-0.78%
2005	0.50%	810	15.090795	12,224	0.00%	11.41%
2004	0.50%	268	13.545804	3,630	0.00%	11.85%

Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares
2006	0.50%	32,128	12.893772	414,251	0.80%	10.12%
2005	0.50%	34,720	11.709162	406,542	0.97%	8.64%
2004	0.50%	32,438	10.778117	349,621	1.21%	8.76%
2003	0.50%	23,124	9.909549	229,148	1.74%	15.70%
2002	0.50%	10,857	8.565024	92,990	2.58%	-14.35%	05/17/02

Neuberger Berman Advisers Management Trust – Growth Portfolio® – Class I
2006	0.50%	6,154	14.285230	87,911	0.00%	13.50%
2005	0.50%	4,898	12.586032	61,646	0.00%	12.93%
2004	0.50%	4,558	11.144612	50,797	0.00%	16.02%
2003	0.50%	3,515	9.605663	33,764	0.00%	30.75%
2002	0.50%	576	7.346840	4,232	0.00%	-26.53%	05/17/02

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.50%	3,056	13.644676	41,698	0.64%	12.81%
2005	0.50%	3,086	12.094958	37,325	0.15%	7.85%
2004	0.50%	1,342	11.214394	15,050	0.13%	15.24%
2003	0.50%	728	9.731601	7,085	0.92%	31.10%

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.50%	114	11.114915	1,267	3.16%	3.68%
2005	0.50%	180	10.720041	1,930	2.69%	0.94%
2004	0.50%	190	10.620341	2,018	3.01%	0.28%
2003	0.50%	375	10.591044	3,972	5.58%	1.91%

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2006	0.50%	5,590	15.585917	87,125	0.71%	11.68%
2005	0.50%	6,154	13.955546	85,882	1.02%	17.46%
2004	0.50%	6,038	11.881265	71,739	0.01%	18.38%
2003	0.50%	3,798	10.036378	38,118	0.00%	34.41%
2002	0.50%	1,967	7.466718	14,687	0.52%	-25.33%	05/17/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Initial Class
2006	0.50%	2,956	$14.040334	$41,503	1.96%	10.59%
2005	0.50%	2,662	12.695525	33,795	1.73%	3.37%
2004	0.50%	2,860	12.281369	35,125	1.10%	9.55%
2003	0.50%	3,522	11.210526	39,483	2.90%	24.33%
2002	0.50%	697	9.016437	6,284	2.72%	-9.84%	05/17/02

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.50%	8,828	12.118335	106,981	0.38%	7.41%
2005	0.50%	9,594	11.282165	108,241	0.94%	4.58%
2004	0.50%	12,852	10.788510	138,654	0.31%	6.40%
2003	0.50%	8,160	10.139293	82,737	0.39%	30.29%
2002	0.50%	1,173	7.782041	9,128	0.58%	-22.18%	05/17/02

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.50%	1,024	13.053848	13,367	5.18%	4.76%
2005	0.50%	870	12.461295	10,841	5.67%	2.08%
2004	0.50%	1,226	12.207757	14,967	4.19%	4.97%
2003	0.50%	75	11.630170	872	4.31%	6.25%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.50%	9,798	17.204111	168,566	1.00%	17.11%
2005	0.50%	8,608	14.691004	126,460	0.97%	13.74%
2004	0.50%	6,732	12.916408	86,953	1.27%	18.57%
2003	0.50%	6,440	10.893590	70,155	0.92%	42.31%
2002	0.50%	3,218	7.654958	24,634	0.55%	-23.45%	05/17/02

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	0.50%	790	15.326785	12,108	7.81%	5.95%
2005	0.50%	758	14.465957	10,965	8.09%	-3.51%
2004	0.50%	918	14.992849	13,763	8.87%	8.61%
2003	0.50%	226	13.804736	3,120	1.36%	17.57%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.50%	2,840	28.673258	81,432	0.53%	38.80%
2005	0.50%	2,040	20.658281	42,143	0.72%	31.34%
2004	0.50%	1,366	15.728859	21,486	0.53%	25.26%
2003	0.50%	1,299	12.556652	16,311	0.12%	53.42%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.50%	1,036	28.203059	29,218	0.07%	23.87%
2005	0.50%	1,340	22.767738	30,509	0.19%	50.92%
2004	0.50%	344	15.086314	5,190	0.29%	23.61%
2003	0.50%	25	12.229510	306	0.43%	44.36%
2002	0.50%	26	8.471807	220	0.46%	-15.28%	05/17/02

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.50%	818	17.544489	14,351	8.64%	10.26%
2005	0.50%	818	15.912504	13,016	7.59%	11.69%
2004	0.50%	594	14.246711	8,463	6.91%	9.51%
2003	0.50%	80	13.009128	1,041	0.00%	27.23%
2002	0.50%	257	10.225121	2,628	11.10%	2.25%	05/17/02

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.50%	4,390	27.471390	120,599	0.99%	37.36%
2005	0.50%	3,824	19.999747	76,479	1.17%	16.47%
2004	0.50%	3,420	17.171667	58,727	1.52%	35.71%
2003	0.50%	2,193	12.652748	27,747	0.00%	36.83%
2002	0.50%	255	9.247313	2,358	3.66%	-7.53%	05/17/02

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery Fund
2006	0.50%	3,126	16.622678	51,962	0.00%	14.07%
2005	0.50%	2,488	14.571832	36,255	0.00%	7.73%
2004	0.50%	720	13.525765	9,739	0.00%	15.14%
2003	0.50%	174	11.747071	2,044	0.00%	38.73%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity Fund
2006	0.50%	6,568	14.190390	93,202	0.00%	11.66%
2005	0.50%	6,798	12.708501	86,392	0.00%	7.35%
2004	0.50%	5,256	11.838611	62,224	0.00%	17.63%
2003	0.50%	3,295	10.064203	33,162	0.08%	36.32%
2002	0.50%	1,400	7.382594	10,336	0.40%	-26.17%	05/17/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Flexible Premium Policies-Years 1-9

American Century Variable Portfolios, Inc. – Balanced Fund – Class I
2006	0.80%	6,886	$25.553959	$175,965	1.93%	8.75%
2005	0.80%	7,320	23.498278	172,007	1.83%	4.10%
2004	0.80%	8,452	22.572554	190,783	1.64%	8.90%
2003	0.80%	10,678	20.727117	221,324	2.73%	18.51%
2002	0.80%	15,231	17.490037	266,391	2.73%	-10.28%

American Century Variable Portfolios, Inc. – Capital Appreciation Fund – Class I
2006	0.80%	3,544	25.255777	89,506	0.00%	16.29%
2005	0.80%	3,546	21.718376	77,013	0.00%	21.09%
2004	0.80%	3,522	17.935168	63,168	0.00%	6.73%
2003	0.80%	3,903	16.804738	65,589	0.00%	19.51%
2002	0.80%	5,072	14.060797	71,316	0.00%	-21.83%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.80%	2,196	14.222782	31,233	1.95%	16.16%
2005	0.80%	1,990	12.244450	24,366	1.97%	3.80%
2004	0.80%	2,024	11.796249	23,876	1.41%	12.09%
2003	0.80%	2,364	10.523680	24,878	1.29%	28.32%
2002	0.80%	3,580	8.200926	29,359	1.07%	-20.01%

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.80%	1,392	24.112654	33,565	1.24%	24.03%
2005	0.80%	2,018	19.440637	39,231	1.16%	12.35%
2004	0.80%	2,276	17.302961	39,382	0.53%	14.01%
2003	0.80%	2,139	15.176915	32,463	0.75%	23.52%
2002	0.80%	4,448	12.287143	54,653	0.76%	-21.01%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.80%	92	10.578401	973	0.00%	-4.04%
2005	0.80%	12	11.024267	132	0.00%	1.35%
2004	0.80%	322	10.877021	3,502	0.00%	9.79%
2003	0.80%	13	9.906750	129	0.00%	23.90%
2002	0.80%	14	7.995504	112	0.00%	-20.04%	05/01/02

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.80%	2,614	26.258655	68,640	1.20%	17.71%
2005	0.80%	1,704	22.307840	38,013	1.06%	4.20%
2004	0.80%	2,422	21.408869	51,852	0.96%	13.42%
2003	0.80%	3,696	18.875362	69,763	1.06%	27.93%
2002	0.80%	7,039	14.754246	103,855	0.79%	-13.32%

Credit Suisse Trust – Global Small Cap Portfolio
2006	0.80%	256	16.158907	4,137	0.00%	12.30%
2005	0.80%	586	14.388419	8,432	0.00%	15.22%
2004	0.80%	550	12.487641	6,868	0.00%	17.05%
2003	0.80%	696	10.668685	7,425	0.00%	46.48%
2002	0.80%	1,324	7.283277	9,643	0.00%	-34.68%

Credit Suisse Trust – International Focus Portfolio
2006	0.80%	946	16.695427	15,794	1.08%	17.71%
2005	0.80%	1,104	14.183450	15,659	0.91%	16.51%
2004	0.80%	922	12.174019	11,224	1.05%	13.83%
2003	0.80%	1,333	10.695076	14,257	0.51%	32.03%
2002	0.80%	2,131	8.100409	17,262	0.00%	-20.54%

Credit Suisse Trust – Small Cap Growth Portfolio
2006	0.80%	2,962	18.909841	56,011	0.00%	3.94%
2005	0.80%	2,884	18.193863	52,471	0.00%	-3.45%
2004	0.80%	3,024	18.844567	56,986	0.00%	9.99%
2003	0.80%	2,559	17.133573	43,845	0.00%	47.37%
2002	0.80%	4,648	11.626571	54,040	0.00%	-34.22%

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.80%	490	15.234242	7,465	0.39%	13.50%
2005	0.80%	550	13.422021	7,382	0.00%	6.38%
2004	0.80%	450	12.616946	5,678	0.74%	20.91%
2003	0.80%	239	10.434661	2,494	0.24%	36.68%
2002	0.80%	145	7.634206	1,107	0.36%	-23.66%	05/01/02

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.80%	2,650	$25.614125	$67,877	0.12%	8.33%
2005	0.80%	3,318	23.643910	78,450	0.00%	2.79%
2004	0.80%	3,900	23.001657	89,706	0.36%	5.36%
2003	0.80%	5,564	21.830604	121,465	0.11%	25.00%
2002	0.80%	7,194	17.464486	125,640	0.22%	-29.51%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.80%	6,392	33.756668	215,773	1.69%	14.58%
2005	0.80%	7,106	29.461184	209,351	1.60%	3.86%
2004	0.80%	8,806	28.366357	249,794	1.81%	9.76%
2003	0.80%	12,279	25.844217	317,341	1.44%	27.34%
2002	0.80%	21,143	20.295193	429,101	1.35%	-22.98%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.80%	2,546	16.022432	40,793	1.50%	15.55%
2005	0.80%	3,174	13.866041	44,011	0.02%	3.55%
2004	0.80%	3,392	13.390880	45,422	1.73%	4.21%
2003	0.80%	4,512	12.850022	57,979	1.53%	20.20%
2002	0.80%	5,479	10.690124	58,571	1.24%	-17.38%

Dreyfus Variable Investment Fund – Growth and Income Portfolio – Initial Shares
2006	0.80%	1,750	15.250864	26,689	0.79%	13.60%
2005	0.80%	1,646	13.424762	22,097	1.28%	2.53%
2004	0.80%	2,022	13.093387	26,475	1.31%	6.61%
2003	0.80%	2,300	12.281397	28,247	0.84%	25.56%
2002	0.80%	2,251	9.781078	22,017	0.62%	-25.92%

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.80%	402	11.884116	4,777	1.19%	3.33%
2005	0.80%	298	11.501519	3,427	3.48%	0.49%
2004	0.80%	282	11.445157	3,228	3.57%	2.79%
2003	0.80%	694	11.134037	7,727	3.27%	3.81%
2002	0.80%	365	10.725195	3,915	0.00%	7.25%	05/01/02

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Initial Class
2006	0.80%	2,786	55.961825	155,910	3.47%	19.24%
2005	0.80%	3,050	46.932598	143,144	1.63%	5.02%
2004	0.80%	3,256	44.687399	145,502	1.57%	10.64%
2003	0.80%	4,262	40.389521	172,140	1.83%	29.29%
2002	0.80%	9,056	31.238892	282,899	1.66%	-17.61%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Initial Class
2006	0.80%	5,926	42.046610	249,168	0.40%	6.00%
2005	0.80%	7,846	39.666280	311,222	0.51%	4.96%
2004	0.80%	9,360	37.792486	353,738	0.27%	2.55%
2003	0.80%	13,346	36.851094	491,815	0.28%	31.79%
2002	0.80%	22,402	27.961807	626,400	0.25%	-30.66%

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Initial Class
2006	0.80%	788	29.904168	23,564	7.20%	10.35%
2005	0.80%	788	27.098684	21,354	14.71%	1.88%
2004	0.80%	806	26.597360	21,437	7.98%	8.72%
2003	0.80%	1,833	24.464133	44,843	6.99%	26.25%
2002	0.80%	2,075	19.377316	40,208	10.55%	2.62%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Initial Class
2006	0.80%	1,688	29.547189	49,876	0.50%	17.14%
2005	0.80%	970	25.223510	24,467	0.64%	18.10%
2004	0.80%	870	21.357697	18,581	1.38%	12.73%
2003	0.80%	2,359	18.945840	44,693	0.80%	42.23%
2002	0.80%	2,204	13.320811	29,359	0.75%	-20.92%

Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Initial Class
2006	0.80%	132	30.222570	3,989	2.78%	6.46%
2005	0.80%	132	28.387536	3,747	2.87%	3.22%
2004	0.80%	216	27.502617	5,941	3.01%	4.63%
2003	0.80%	218	26.285930	5,730	3.96%	17.04%
2002	0.80%	1,923	22.459775	43,190	4.69%	-9.46%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Initial Class
2006	0.80%	7,064	$35.587790	$251,392	1.29%	10.83%
2005	0.80%	8,400	32.110552	269,729	0.29%	16.01%
2004	0.80%	9,646	27.679601	266,997	0.34%	14.56%
2003	0.80%	13,582	24.162368	328,173	0.51%	27.44%
2002	0.80%	27,430	18.959642	520,063	0.85%	-10.07%

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Initial Class
2006	0.80%	822	11.749061	9,658	0.67%	4.62%
2005	0.80%	756	11.230531	8,490	1.15%	8.03%
2004	0.80%	860	10.396153	8,941	0.52%	6.34%
2003	0.80%	835	9.776597	8,163	0.54%	28.84%
2002	0.80%	968	7.588268	7,345	1.03%	-22.47%

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.80%	674	15.505844	10,451	0.51%	15.27%
2005	0.80%	686	13.451310	9,228	0.00%	1.74%
2004	0.80%	716	13.221316	9,466	0.00%	13.08%
2003	0.80%	94	11.692079	1,099	0.00%	56.53%

Gartmore GVIT – Global Financial Services Fund – Class I
2006	0.80%	690	19.104581	13,182	1.86%	19.37%
2005	0.80%	424	16.005171	6,786	1.74%	10.27%
2004	0.80%	312	14.514755	4,529	1.71%	20.03%
2003	0.80%	64	12.092670	774	1.23%	40.33%

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	0.80%	262	13.193822	3,457	0.00%	1.89%
2005	0.80%	360	12.948895	4,662	0.00%	7.58%
2004	0.80%	348	12.036757	4,189	0.00%	7.00%
2003	0.80%	353	11.249287	3,971	0.00%	35.61%
2002	0.80%	260	8.295539	2,157	0.00%	-17.04%	05/01/02

Gartmore GVIT – Global Utilities Fund – Class I
2006	0.80%	436	19.739493	8,606	2.71%	36.47%
2005	0.80%	344	14.464451	4,976	2.57%	5.54%
2004	0.80%	392	13.704848	5,372	1.72%	28.93%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.80%	25,276	24.939296	630,366	4.12%	2.52%
2005	0.80%	26,386	24.326268	641,873	3.67%	2.44%
2004	0.80%	32,080	23.746180	761,777	5.45%	2.44%
2003	0.80%	55,240	23.180734	1,280,504	3.10%	1.19%
2002	0.80%	81,185	22.908666	1,859,840	4.41%	10.10%

Gartmore GVIT – Growth Fund: Class I
2006	0.80%	102,646	18.924499	1,942,524	0.05%	5.32%
2005	0.80%	110,534	17.967853	1,986,059	0.08%	5.65%
2004	0.80%	125,268	17.006258	2,130,340	0.33%	7.30%
2003	0.80%	152,521	15.849998	2,417,458	0.02%	31.68%
2002	0.80%	192,691	12.036520	2,319,329	0.00%	-29.29%

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.80%	2,968	15.191606	45,089	2.35%	15.94%
2005	0.80%	2,598	13.103041	34,042	2.23%	7.07%
2004	0.80%	974	12.237400	11,919	1.52%	13.12%
2003	0.80%	1,157	10.818285	12,517	1.99%	30.82%
2002	0.80%	379	8.269753	3,134	1.40%	-17.30%	01/25/02

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.80%	1,048	11.966643	12,541	3.05%	5.32%
2005	0.80%	1,038	11.362140	11,794	2.90%	2.49%
2004	0.80%	72	11.086539	798	2.54%	3.82%
2003	0.80%	125	10.678769	1,335	2.40%	7.05%
2002	0.80%	13	9.975795	130	1.56%	-0.24%

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.80%	7,990	13.554301	108,299	2.44%	10.47%
2005	0.80%	7,134	12.269879	87,533	2.33%	4.51%
2004	0.80%	8,414	11.740731	98,787	2.25%	8.66%
2003	0.80%	3,903	10.804715	42,171	2.26%	19.10%
2002	0.80%	497	9.072331	4,509	0.94%	-9.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.80%	10,884	$14.540668	$158,261	2.26%	13.63%
2005	0.80%	9,928	12.796464	127,043	2.27%	6.22%
2004	0.80%	7,370	12.046998	88,786	1.92%	11.20%
2003	0.80%	4,499	10.833658	48,741	1.38%	25.64%
2002	0.80%	2,363	8.623105	20,376	2.03%	-13.77%

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.80%	2,152	12.794782	27,534	2.37%	7.56%
2005	0.80%	2,014	11.895366	23,957	2.58%	3.66%
2004	0.80%	2,300	11.475860	26,394	2.23%	6.31%
2003	0.80%	2,266	10.795210	24,462	2.14%	12.79%
2002	0.80%	14,546	9.570814	139,217	1.34%	-4.29%

Gartmore GVIT – Money Market Fund – Class I
2006	0.80%	8,478	15.851431	134,388	4.42%	3.70%
2005	0.80%	8,328	15.286397	127,305	2.44%	1.85%
2004	0.80%	6,182	15.008890	92,785	0.74%	0.00%
2003	0.80%	10,547	15.008153	158,291	0.62%	-0.18%
2002	0.80%	52,449	15.035122	788,577	1.18%	0.40%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.80%	151,516	40.432316	6,126,143	1.08%	12.72%
2005	0.80%	174,802	35.868129	6,269,821	0.91%	6.59%
2004	0.80%	195,786	33.651239	6,588,441	1.28%	8.88%
2003	0.80%	297,949	30.907637	9,208,900	0.56%	26.50%
2002	0.80%	376,413	24.433418	9,197,056	0.86%	-18.01%

Gartmore GVIT – Nationwide® Leaders Fund – Class I
2006	0.80%	48	15.526442	745	0.79%	15.12%
2005	0.80%	388	13.486728	5,233	1.37%	9.44%
2004	0.80%	502	12.323917	6,187	0.56%	17.85%
2003	0.80%	773	10.457551	8,084	0.02%	24.39%
2002	0.80%	48	8.407288	404	1.47%	-15.93%	05/01/02

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.80%	4,552	23.717026	107,960	0.45%	16.36%
2005	0.80%	5,134	20.382189	104,642	0.07%	2.25%
2004	0.80%	5,928	19.932939	118,162	0.00%	16.36%
2003	0.80%	10,212	17.129814	174,930	0.00%	55.61%
2002	0.80%	14,458	11.008455	159,160	0.01%	-27.74%

Gartmore GVIT – Small Company Fund – Class I
2006	0.80%	2,746	38.902849	106,827	0.11%	11.15%
2005	0.80%	3,650	35.000912	127,753	0.00%	11.42%
2004	0.80%	5,250	31.412204	164,914	0.00%	18.07%
2003	0.80%	6,974	26.603797	185,535	0.00%	39.89%
2002	0.80%	9,011	19.017572	171,367	0.00%	-17.99%

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	0.80%	222	15.130732	3,359	0.29%	-1.08%
2004	0.80%	78	13.771155	1,074	0.00%	11.51%
2003	0.80%	214	12.349314	2,643	0.00%	50.93%
2002	0.80%	139	8.182356	1,137	0.00%	-18.18%	05/01/02

Neuberger Berman Advisers Management Trust – Balanced Portfolio® – I Class Shares
2006	0.80%	20,202	26.097481	527,221	0.80%	9.79%
2005	0.80%	21,418	23.770796	509,123	0.97%	8.31%
2004	0.80%	24,122	21.946189	529,386	1.21%	8.44%
2003	0.80%	31,923	20.238242	646,065	1.74%	15.35%
2002	0.80%	42,845	17.544840	751,709	2.58%	-17.81%

Neuberger Berman Advisers Management Trust – Growth Portfolio® – Class I
2006	0.80%	2,656	30.039737	79,786	0.00%	13.16%
2005	0.80%	3,544	26.545874	94,079	0.00%	12.60%
2004	0.80%	3,674	23.576070	86,618	0.00%	15.67%
2003	0.80%	5,096	20.381526	103,864	0.00%	30.35%
2002	0.80%	7,108	15.635481	111,137	0.00%	-31.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.80%	496	$13.796076	$6,843	0.64%	12.48%
2005	0.80%	1,170	12.265806	14,351	0.15%	7.53%
2004	0.80%	1,642	11.406874	18,730	0.13%	14.89%
2003	0.80%	2,356	9.928356	23,391	0.92%	30.71%
2002	0.80%	2,908	7.595581	22,088	0.74%	-27.04%

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.80%	380	18.886370	7,177	3.16%	3.37%
2005	0.80%	292	18.269985	5,335	2.69%	0.64%
2004	0.80%	468	18.154314	8,496	3.01%	-0.02%
2003	0.80%	563	18.158640	10,223	5.58%	1.61%
2002	0.80%	297	17.871272	5,308	4.08%	4.50%

Neuberger Berman Advisers Management Trust – Partners Portfolio® – Class I
2006	0.80%	1,186	37.436671	44,400	0.71%	11.35%
2005	0.80%	1,268	33.621038	42,631	1.02%	17.11%
2004	0.80%	1,460	28.709463	41,916	0.01%	18.03%
2003	0.80%	2,340	24.324378	56,919	0.00%	34.01%
2002	0.80%	3,850	18.150798	69,881	0.52%	-24.75%

Oppenheimer Variable Account Funds – Oppenheimer Balanced Fund/VA – Initial Class
2006	0.80%	152	36.859294	5,603	1.96%	10.26%
2005	0.80%	154	33.428671	5,148	1.73%	3.06%
2004	0.80%	448	32.435047	14,531	1.10%	9.22%
2003	0.80%	255	29.695890	7,572	2.90%	23.96%
2002	0.80%	1,700	23.955594	40,725	2.72%	-11.12%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.80%	6,176	17.315647	106,941	0.38%	7.09%
2005	0.80%	6,936	16.169181	112,149	0.94%	4.26%
2004	0.80%	7,844	15.508004	121,645	0.31%	6.08%
2003	0.80%	11,674	14.618573	170,657	0.39%	29.90%
2002	0.80%	20,110	11.253616	226,310	0.58%	-27.44%

Oppenheimer Variable Account Funds – Oppenheimer Core Bond Fund/VA – Non-Service Shares
2006	0.80%	450	25.379927	11,421	5.18%	4.44%
2005	0.80%	516	24.300441	12,539	5.67%	1.77%
2004	0.80%	752	23.877339	17,956	4.19%	4.65%
2003	0.80%	1,357	22.815950	30,961	4.31%	5.93%
2002	0.80%	556	21.538984	11,976	4.55%	8.21%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.80%	1,926	45.492106	87,618	1.00%	16.76%
2005	0.80%	2,320	38.963173	90,395	0.97%	13.40%
2004	0.80%	2,272	34.359210	78,064	1.27%	18.21%
2003	0.80%	2,872	29.065271	83,475	0.92%	41.88%
2002	0.80%	6,403	20.485514	131,169	0.55%	-22.76%

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II
2002	0.80%	2,043	5.696130	11,637	3.13%	-27.13%

Van Eck Worldwide Insurance Trust – Worldwide Bond Fund – Initial Class
2006	0.80%	134	20.739979	2,779	7.81%	5.63%
2005	0.80%	130	19.633767	2,552	8.09%	-3.80%
2004	0.80%	104	20.409871	2,123	8.87%	8.28%
2003	0.80%	729	18.848928	13,741	1.36%	17.22%
2002	0.80%	1,163	16.079714	18,701	0.00%	20.69%

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.80%	3,714	21.493674	79,828	0.53%	38.38%
2005	0.80%	3,978	15.531958	61,786	0.72%	30.95%
2004	0.80%	3,886	11.861162	46,092	0.53%	24.89%
2003	0.80%	3,720	9.497431	35,330	0.12%	52.96%
2002	0.80%	5,445	6.209058	33,808	0.18%	-3.68%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.80%	858	45.639539	39,159	0.07%	23.50%
2005	0.80%	530	36.954208	19,586	0.19%	50.47%
2004	0.80%	294	24.559745	7,221	0.29%	23.24%
2003	0.80%	560	19.968787	11,183	0.43%	43.92%
2002	0.80%	554	13.874595	7,687	0.46%	-3.61%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.80%	504	$19.881064	$10,020	8.64%	9.93%
2005	0.80%	722	18.085748	13,058	7.59%	11.36%
2004	0.80%	1,044	16.240956	16,956	6.91%	9.19%
2003	0.80%	1,482	14.874690	22,044	0.00%	26.85%
2002	0.80%	1,397	11.726545	16,382	11.10%	8.35%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.80%	1,290	60.938109	78,610	0.99%	36.95%
2005	0.80%	1,656	44.496942	73,687	1.17%	16.12%
2004	0.80%	2,290	38.319214	87,751	1.52%	35.31%
2003	0.80%	2,356	28.319843	66,722	0.00%	36.42%
2002	0.80%	4,072	20.759770	84,534	3.66%	-1.58%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Discovery Fund
2006	0.80%	560	36.649699	20,524	0.00%	13.73%
2005	0.80%	706	32.224282	22,750	0.00%	7.41%
2004	0.80%	950	30.000581	28,501	0.00%	14.80%
2003	0.80%	1,063	26.133664	27,780	0.00%	38.32%
2002	0.80%	1,629	18.893884	30,778	0.00%	-12.72%

Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity Fund
2006	0.80%	1,096	56.380823	61,793	0.00%	11.33%
2005	0.80%	1,502	50.644296	76,068	0.00%	7.03%
2004	0.80%	2,004	47.318990	94,827	0.00%	17.28%
2003	0.80%	2,775	40.347502	111,964	0.08%	35.92%
2002	0.80%	3,566	29.685674	105,859	0.40%	-27.40%

Contract Owners’ Equity Total By Year

2006				$26,421,131

2005				$24,352,733

2004				$24,194,816

2003				$23,824,936

2002				$20,451,328

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
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